DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of deferred taxes [text block] [Abstract]
Disclosure Of Deferred Taxes	The Group’s deferred tax assets and liabilities are as follows:

	Statutory position		Tax disclosure
	2018 £m	2017 £m	2018 £m	2017 £m
Deferred tax assets	2,453	2,284	4,731	4,989
Deferred tax liabilities	–	–	(2,278)	(2,705)
Asset at 31 December	2,453	2,284	2,453	2,284

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2017	4,298	969	228	40	61	38	5,634
(Charge) credit to the income statement	(264)	(226)	(287)	(7)	7	(28)	(805)
(Charge) credit to other comprehensive income	–	–	149	25	–	–	174
Other (charge) credit to equity	–	–	–	–	(17)	–	(17)
Impact of acquisitions and disposals	–	–	–	–	–	3	3
At 31 December 2017	4,034	743	90	58	51	13	4,989
Adjustment on adoption of IFRS 9 and IFRS 15 (note 54)	–	–	–	322	–	3	325
At 1 January 2018	4,034	743	90	380	51	16	5,314
(Charge) credit to the income statement	(256)	(100)	64	(45)	(6)	(5)	(348)
(Charge) credit to other comprehensive income	–	–	(92)	(138)	–	–	(230)
Other (charge) credit to equity	–	–	–	–	(5)	–	(5)
At 31 December 2018	3,778	643	62	197	40	11	4,731

Deferred tax liabilities	Long-term assurance business £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2017	(914)	(798)	(85)	(643)	(234)	(254)	(2,928)
(Charge) credit to the income statement	115	76	199	(139)	(40)	116	327
(Charge) credit to other comprehensive income	–	–	(295)	283	67	–	55
Impact of acquisitions and disposals	–	(157)	–	–	–	(2)	(159)
At 31 December 2017	(799)	(879)	(181)	(499)	(207)	(140)	(2,705)
(Charge) credit to the income statement	162	142	(67)	(19)	(33)	7	192
(Charge) credit to other comprehensive income	–	–	(25)	113	141	–	229
Exchange and other adjustments	–	–	–	–	–	6	6
At 31 December 2018	(637)	(737)	(273)	(405)	(99)	(127)	(2,278)
1	Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets).